Assets and Liabilities for insurance and reinsurance contracts - Summary of reconciliation of the amount included in net unrealized income for insurance premium reserves (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Reconciliation Of Net Unrealized Income For Insurance Premium Reserves [Line Items]
Rate effect of "Renta Particular" contract	S/ 7,390	S/ 12,746	S/ (30,994)
IFRS 17 [member] | Whole Life Cover And Surrender Options [Member]
Disclosure In Tabular Form Of Reconciliation Of Net Unrealized Income For Insurance Premium Reserves [Line Items]
Cumulative other comprehensive income, opening balance	1,714,334	0
(Loss) Gains recognized in other comprehensive income in the period	(955,631)	1,714,334
Rate effect of "Renta Particular" contract	(14,587)	0
Cumulative other comprehensive income, closing balance	S/ 744,116	S/ 1,714,334	S/ 0